SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Income tax payable	$ 290,760	$ 282,437
VAT Payable	1,238,864	960,155
Other tax payable	210,167	172,346
Total tax payable	$ 1,739,791	$ 1,414,938